COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Legal
Following MYOS Rens Technology Inc.’s, or MYOS, and MedAvail, Inc.’s, or MAI, announcement of the execution of the Agreement and Plan of Merger and Reorganization dated June 30, 2020, or the Merger Agreement, on June 30, 2020, MYOS received separate litigation demands from purported MYOS stockholders on September 16, 2020 and October 20, 2020, respectively seeking certain additional disclosures in the Form S-4 Registration Statement filed with the Securities and Exchange Commission on September 2, 2020, or collectively, the Demands. Thereafter, on September 23, 2020, a complaint regarding the transactions contemplated within the Merger Agreement was filed in the Supreme Court of the State of New York, County of New York, captioned Faasse v. MYOS RENS Technology Inc., et. al., Index No.: 654644/2020 (NY Supreme Ct., NY Cnty., September 23, 2020), or the New York Complaint. On October 12, 2020, a second complaint regarding the transactions was filed in the District Court of Nevada, Clark County Nevada, captioned Vigil v. Mannello, et. al., Case No. A-20-822848-C, or the Nevada Complaint, and together with the New York Complaint, the Complaints, and collectively with the Demands, the Litigation.
The Demands and the Complaints that comprise the Litigation generally alleged that the directors of MYOS breached their fiduciary duties by entering into the Merger Agreement, and MYOS and MAI disseminated an incomplete and misleading Form S-4 Registration Statement. The New York Complaint also alleged MAI aided and abetted such breach of fiduciary duties.
MYOS and MAI believe that the claims asserted in the Litigation are without merit, and believe that the Form S-4 Registration Statement disclosed all material information concerning the transactions contemplated by the Merger Agreement, or the Merger, and no supplemental disclosure is required under applicable law. However, in order to avoid the risk of the Litigation delaying or adversely affecting the Merger and to minimize the costs, risks and uncertainties inherent in litigation, and without admitting any liability or wrongdoing, MYOS determined to voluntarily supplement the Form S-4 Registration Statement as described in the Current Report on Form 8-K on November 2, 2020. Subsequently, the Nevada Complaint and the New York Complaint were voluntarily dismissed. The remainder of the Litigation remains outstanding. MYOS and MedAvail specifically deny all allegations in the Litigation and/or that any additional disclosure was or is required.
Purchase Commitments
As of December 31, 2020 and 2019, MedAvail did not have any minimum purchase commitments that were material to its consolidated financial statements.
Defined Benefit Plans
MedAvail has a 401k plan available to employees, but during 2020 and 2019, had no commitment to make contributions to that plan and had no liability recorded related to the plan.
Sales Concentration Risk
One of MedAvail’s customers accounted for 34% of its sales in 2020, and a disruption of the relationship could have a significant impact on MedAvail.
Accounts Receivable Concentration Risk
Two of MedAvail’s customers accounted for 23% and 14% of accounts receivable, net in 2020, and a disruption of the relationships could have a significant impact on MedAvail.
Vendor Concentration Risk
The following table presents MedAvail’s vendor concentration:

	Year Ended December 31,
	2020	2019
Vendor A	26%	24%
Vendor B	15%	—%
Vendor A is a significant inventory supplier and a disruption of the relationship could have a significant impact on MedAvail. Vendor B was a vendor engaged for a one time project during 2020.